Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials and consumables	$ 200,967
Fuel	80,467	100,780
Total	$ 281,434	$ 100,780